TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTION AND BALANCES

	For the Years Ended December 31,
	2022	2021
Transactions:
Payroll and related expenses	$2,067	$1,912
ESOP expenses to CEO and executive officers	1,172	846
Board of directors fees	300	300
ESOP expenses to directors	301	91
Insurance for directors and executives	722	727
	$4,562	$3,876

	As of December 31,
	2022	2021
Balances:
Bonus to CEO and executive offices	581	310
Board of directors fees	75	75
Payroll and related expenses	92	28
	$748	$413